CONDENSED BALANCE SHEETS - USD ($)	Oct. 31, 2021	Sep. 30, 2021	Jan. 31, 2021	Dec. 31, 2020		Jan. 31, 2020
Current assets:
Cash		$ 925,438
Prepaid expenses		346,246		$ 10,309
Total current assets		1,271,684		10,309
Deferred offering costs				33,000
Investments held in Trust Account		345,011,949
Total Assets		346,283,633		43,309
Current liabilities:
Accounts payable		150,000
Accrued expenses		845,252		33,000
Total current liabilities		995,252		33,000
Deferred underwriting commissions		12,075,000		10,500,000
Derivative warrant liabilities		10,460,000
Total Liabilities		23,530,252		33,000
Commitments and Contingencies
Shareholders' Equity
Preference shares, $0.0001 par value; 5,000,000 shares authorized; none issued and outstanding
Additional paid-in capital				24,137
Accumulated deficit		(22,247,482)		(14,691)
Total Shareholders' Equity (Deficit)		(22,246,619)		10,309
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity		346,283,633		43,309
Class A Ordinary Shares
Current liabilities:
Class A ordinary shares subject to possible redemption		345,000,000
Shareholders' Equity
Common stock value
Total Shareholders' Equity (Deficit)		0		0
Class B Ordinary Shares
Shareholders' Equity
Common stock value		863		863	[1],[2]
Total Shareholders' Equity (Deficit)		$ 863		863
Rigetti Holdings [Member]
Current assets:
Cash	$ 13,124,285		$ 22,202,388	308,707		$ 308,707
Accounts receivable	1,469,557		479,374			188,975
Prepaid expenses and other current assets	1,388,626		1,035,703			1,126,305
Deferred offering costs	1,650,337		0
Total current assets	17,632,805		23,717,465			1,623,987
Property and equipment, net	22,396,418		20,140,872			20,039,703
Restricted cash	317,134		317,134	$ 317,134		317,134
Other assets	881,487		129,363			127,115
Goodwill	5,377,255		5,377,255			5,377,255
Total Assets	46,605,099		49,682,089			27,485,194
Current liabilities:
Accounts payable	1,650,621		1,107,924			3,102,961
Accrued expenses	3,062,382		1,603,299			1,074,467
Convertible notes						26,892,459
Deferred revenue—current	630,993		491,827			1,850,482
Simple agreement for future equity						1,882,397
Total current liabilities	5,343,996		3,203,050			34,802,766
Notes payable, net	18,198,250
Derivative warrant liabilities	4,243,120		0
Other liabilities	446,214		381,300			301,201
Total Liabilities	28,231,580		3,584,350			35,103,967
Commitments and Contingencies
Shareholders' Equity
Redeemable convertible preferred stock	81,523,141		81,523,141			120,793,893
Common stock value	23		21			8
Additional paid-in capital	135,197,880		133,407,584			14,364,973
Accumulated other comprehensive gain (loss)	49,634		56,825			(15,311)
Accumulated deficit	(198,397,159)		(168,889,832)			(142,762,336)
Total Shareholders' Equity (Deficit)	(63,149,622)		(35,425,402)			(128,412,666)
Total Liabilities, Class A Ordinary Shares Subject to Possible Redemption and Shareholders' Equity	$ 46,605,099		$ 49,682,089			$ 27,485,194

[1]	Shares and the associated amounts have been retroactively restated to reflect: (i) the share dividend of Class B ordinary shares on January 14, 2021, resulting in an aggregate of 7,187,500 Class B ordinary shares outstanding on January 14, 2021; and (ii) the share dividend of Class B ordinary shares on March 1, 2021, resulting in 8,625,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share dividends (Notes 4 and 7).
[2]	This number includes up to 1,125,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriters. (Note 4).